Revenues (Details) - Schedule of contract assets and liabilities - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Contract Assets And Liabilities Abstract
Contract assets (included in Prepaid expenses and other current assets)	$ 168	$ 87	$ 48
Contract liabilities (included in Accrued and other current liabilities)	$ (270)	$ (505)	$ (1,423)